Note 2 - Going Concern (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Going Concern
Accumulated deficit	$ (22,300,817)	$ (21,858,894)	$ (20,731,928)
Working capital	(1,555,620)	(1,163,466)
Current working capital	$ (1,241,365)	$ (1,561,865)